Commitments and contingencies (Details Narrative) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2013 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Annual rent	S/ 336	S/ 326	S/ 330
Payments for development project expenditure	S/ 69,732	117,801	490,807
Peruvian Government [Member]
Disclosure of transactions between related parties [line items]
Description of royalty payment

(i) an amount determined in accordance with a statutory scale of rates based on operating profit margin that is applied to the quarterly operating profit, adjusted by certain items, and (ii) 1% of net sales, in each case during the applicable quarter.

Royalty expense	S/ 841	1,052	743
Capital Contribution Commitments [Member]
Disclosure of transactions between related parties [line items]
Payments for development project expenditure		54,601
Capital Contribution Commitments [Member] | USD
Disclosure of transactions between related parties [line items]
Maximum capital contribution | $					$ 100,000
Mining Royalty Agreement [Member] | Fosfatos del Pacifico S.A. [Member] | Fundacion Comunal San Martin de Sechura and Activos Mineros S.A.C. [Member]
Disclosure of transactions between related parties [line items]
Description of royalty payment

Equivalent amount to US$3 for each metric tons of diatomite extracted. The annual royalty may not be less than the equivalent to 40,000 metric tons during the first and second year of production and 80,000 metric tons since the third year of production.

Royalty expense		804	S/ 793
Virrila Concession Non Metallic Mining Activities Agreement [Member] | Third Party [Member]
Disclosure of transactions between related parties [line items]
Lease term				30 years
Description of royalty payment				Equivalent amount to US$4.50 each for each metric ton of calcareous extracted; the annual royalty may not be less than the equivalent to 850,000 metric tons since the fourth year of production.
Royalty expense	S/ 3,932	S/ 5,517
Virrila Concession Non Metallic Mining Activities Agreement [Member] | Third Party [Member] | USD
Disclosure of transactions between related parties [line items]
Maximum capital contribution | $				$ 600